Grupo Santander	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Grupo Santander	Grupo Santander
a) Banco Santander, S.A., and international Group structure
The growth of Grupo Santander in the last decades has led Banco Santander to also act, in practice, as a holding entity of the shares of the various companies in its Group, and its results are becoming progressively less representative of the performance and earnings of the Group. Therefore, each year the bank determines the amount of the dividends to be distributed to its shareholders on the basis of the consolidated net profit, while maintaining the Group’s objectives of capitalisation and taking into account that the transactions of the Bank and of the rest of the Group are managed on a consolidated basis (notwithstanding the allocation to each company of the related net worth effect).
At the international level, the various banks and other subsidiaries, joint ventures and associates of the Group are integrated in a corporate structure comprising various holding companies which are the ultimate shareholders of the banks and subsidiaries abroad.
The purpose of this structure, all of which is controlled Banco Santander, is to optimise the international organisation from the strategic, economic, financial and tax standpoints, since it makes it possible to define the most appropriate units to be entrusted with acquiring, selling or holding stakes in other international entities, the most appropriate financing method for these transactions and the most appropriate means of remitting the profits obtained by the group’s various operating units to Spain.
The Appendices provide relevant data on the consolidated group companies and on the companies accounted for using the equity method.
b) Acquisitions and disposals
Following is a summary of the main acquisitions and disposals of ownership interests in the share capital of other entities and other significant corporate transactions performed in the last three years or pending to be completed:
i.Tender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
On 21 October 2022, Banco Santander, S.A. ('Banco Santander') announced that it intends to make concurrent cash tender offers to acquire all of the shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México ('Santander Mexico') in Mexico (Series B shares) and United States (American Depositary Shares ('ADSs')) which are not owned by Grupo Santander, which amount to approximately 3.76% of Santander Mexico’s share capital.
The offers were launched on 7 February 2023 and will be settled on 13 March, 2023. The shareholders who tender their shares in the offer will receive 24.52 Mexican pesos (approximately 1.20 euro) in cash per Santander Mexico share (and the US dollar equivalent of 122.6 Mexican pesos in cash per ADS based on the US dollar/Mexican peso exchange rate on the expiration date of 8 March, 2023), which corresponds to the book value of each Santander Mexico Share in accordance with Santander Mexico’s quarterly report for the fourth quarter of 2022 according to applicable law.
Following the tender offers, Banco Santander intends to (a) cancel the registration of the Series B Shares in the National Securities Registry of the Mexican National Banking and Securities Commission ('CNBV') and delist such Series B Shares from the Mexican Stock Exchange ('BMV'), and (b) remove the ADSs from listing on the New York Stock Exchange and the Series B Shares from registration with the US Securities and Exchange Commission ('SEC') in the United States. Such cancellation has been approved by Santander Mexico's share capital at an extraordinary general shareholders' meeting held on 30 November 2022, with the favourable vote of the holders of the shares representing more than 95% of Santander Mexico’s shares, as required by applicable law.
Consummation of the offers is subject to certain conditions, including the absence of any material adverse change in the financial condition, results of operations or prospects of Santander Mexico.
ii. Agreement to acquire a significant holding in Ebury Partners Limited
On 28 April 2020, the investment announced on 4 November 2019 in Ebury, a payments and foreign exchange platform for SMEs, was completed. The transaction involved a total disbursement of GBP 357 million (EUR 409 million) of which GBP 70 million (approximately EUR 80 million) was for new shares. By the end of 2019, the Group had already acquired 6.4% of the company for GBP 40 million (approximately EUR 45 million). Following the disbursement made in April 2020, which gave the Group 50.38% of the economic rights of the company, without the conditions to obtain control being met, this interest was recorded under 'Investments - Associated entities' in the consolidated balance sheet.
In April 2022 Grupo Santander acquired a new package of shares for GBP 113 million (EUR 135 million) and subscribed in full to a new capital increase, paying an additional GBP 60 million (EUR 72 million). Following these transactions, the Group holds 66.54% of the economic rights and control of the company.
The total value of the net assets identified in the business combination amounted to EUR 413 million, mainly intangible assets (IT developments, customer lists and brand) and resulted in the recognition of goodwill of EUR 316 million.
No gain or loss was recorded for the difference between the book value and the fair value of the previous holding as this difference was not significant.
The amount contributed by this business to the Group's net attributable profit since the date of acquisition is immaterial. Similarly, the result that this business would have contributed to the Group if the transaction had been carried out on 1 January 2022 would also have been immaterial.
iii. Purchase by SHUSA for shares of Santander Consumer USA
In August 2021 Santander Holdings USA, Inc. ('SHUSA') and Santander Consumer USA Holdings Inc. ('SC') entered into a definitive agreement pursuant to which SHUSA acquired all outstanding shares of common stock of SC not already owned by SHUSA via an all-cash tender offer (the 'Tender Offer') for USD 41.50 per SC common share (the 'Offer Price'), followed by a second-step consisting of a merge (together with the Offer, the 'Transaction') in which a wholly owned subsidiary of SHUSA was merged with and into SC, with SC surviving as a wholly owned subsidiary of SHUSA, and all outstanding shares of common stock of SC not tendered in the Tender Offer were converted into the right to receive the Offer Price in cash. The Offer Price represented a 14% premium to the closing price of SC common stock of USD 36.43 as of 1 July 2021, the last day prior to the announcement of SHUSA’s initial offer to acquire the remaining outstanding shares of SC’s common stock.
On 31 January 2022, after completion of the customary closing conditions, the Transaction was performed and SHUSA increased its share up to the 100% of SC's common stock. The transaction has meant a disbursement of USD 2,510 million (around EUR 2,239 million) for the Group, with a decrease of reserves of EUR 487 million and a decrease of EUR 1,752 million of minority interests.
iv. Acquisition of Amherst Pierpont Securities LLC, a US fixed-income broker dealer
On 15 July 2021, Santander Holdings USA, Inc. reached an agreement to acquire Amherst Pierpont Securities LLC, a market-leading independent fixed-income and structured products broker dealer, through the acquisition of its parent holding company, Pierpont Capital Holdings LLC, for a total consideration of approximately USD 450 million (around EUR 405 million). The operation was closed on 11 April 2022 once the pertinent regulatory approvals have been obtained. Immediately after the acquisition, SHUSA has lent financing to the company for an amount of USD 163 million (approximately EUR 147 million), which the company will use to cancel debt with third parties. Amherst Pierpont Securities LLC will become part of Santander Corporate & Investment Banking (Santander CIB) Global business line.
The business combination meant the recognition of a goodwill of EUR 158 million and EUR 24 million of intangible assets (mainly relationships with customers) identified in the purchase price allocation, without other relevant value adjustments to net assets of the business.
The amount contributed by this business to the group net attributable profit since the date of acquisition is not material. Similarly, the result that this business would have brought to the group if the transaction had been carried out on January 1, 2022 is also immaterial.
v. Tender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
On 26 March 2021, Banco Santander, S.A. announced its intention to make a tender offer for all shares of Banco Santander Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México ('Santander México') that were not owned by Grupo Santander (8.3% of the share capital of Santander México at that time). The announcement was subsequently supplemented by other publications on 24 May, 8 June and 28 October 2021, in which amendments to some of the terms of the offer were announced.
The offer was finally launched on 3 November 2021 and was settled on 10 December. Banco Santander accepted all of the Santander Mexico Shares and Santander Mexico American Depositary Share (ADS) (securities listed on the New York Stock Exchange, each representing 5 shares of Santander Mexico) tendered and not withdrawn representing approximately 4.5% of the share capital of Santander México. After the transaction, Grupo Santander holds approximately 96.2% of Santander México share capital.
The shareholders who tendered their shares in the offer received MXN 26.5 (approximately EUR 1) per share of Santander México and USD 6.2486 in cash per each ADS (the USD equivalent of MXN 132.50 per ADS based on the USD/MXN exchange rate on the expiration date of 7 December 2021) which meant a disbursement of approximately EUR 335 million.
This transaction entailed a decrease of reserves of EUR 41 million and a decrease of EUR 294 million of minority interests.
vi. Reorganization of the banking insurance business, asset management and pension plans in Spain
On 24 June 2019, Banco Santander, S.A., reached an agreement with the Allianz Group to terminate the agreement that Banco Popular Español, S.A.U. ('Banco Popular') held in Spain with the Allianz Group for the exclusive distribution of certain life insurance products, non-life insurance products, collective investment institutions (IIC), and pension plans through the Banco Popular network (the 'Agreement'). Under this Agreement, the Group held a 40% stake in the capital of Popular Spain Holding de Inversiones, S.L.U., classified as investments in joint ventures and associated entities for an overall amount of EUR 409 million on 31 December 2019.
The Agreement was executed on 15 January 2020 for the non-life business and on 31 January 2020 for the remaining businesses, once the regulatory authorisations were obtained in the first half of 2020. The execution of the Termination Agreement entailed the payment by Banco Santander of a total consideration of EUR 859 million (after deducting the dividends paid until the end of the operation) and the acquisition of the remaining 60% of the capital of Popular Spain Holding de Inversiones, S.L.U.
On 10 July, 51% of the life-risk insurance business held by Banco Santander and the 51% of the new General Insurance business from Banco Popular's network not transferred to Mapfre (in accordance with the agreement indicated below) was acquired by Aegon, valuing these businesses at a total of approximately EUR 557 million.
The total amount of the life-savings business, collective investment institutions and pension plans is EUR 711 million and has resulted in the recognition of EUR 271 million of goodwill.
In addition, under the agreement reached between Banco Santander and Mapfre on 21 January 2019, 50.01% of the car, commercial multi-risk, SME multi-risk and corporate liability insurance business in the whole network of Banco Santander in Spain was acquired by Mapfre on 25 June 2019 amounting to EUR 82 million.
c) Offshore entities
Spanish regulation
According to current Spanish regulation (Law 11/2021, of 9 July, Royal Decree 1080/1991, of 5 July and Order HFP/115/2023, of 9 February), Santander has one subsidiary and three branches in the non-cooperative jurisdictions of Jersey, the Isle of Man and the Cayman Islands (offshore entities). Santander also has two other subsidiaries incorporated in non-cooperative jurisdictions that are tax resident in the UK and subject to British tax law.
i. Offshore subsidiaries
At the reporting date, Grupo Santander has only one subsidiary resident in Jersey, Abbey National International Limited, with activity of services. In 2022, this subsidiary has contributed to Santander’s consolidated profit with immaterial losses and has no employees.
ii. Offshore branches
Grupo Santander also has three offshore branches in the Cayman Islands, the Isle of Man and Jersey. They report to, and consolidate balance sheets and income statements with, their foreign headquarters. They are taxed either with their headquarters (the Cayman Islands branch in Brazil) or in the territories they are located in (Jersey and Isle of Man, pertain to the UK).
These three offshore branches have a total of 155 employees as of December 2022.
iii. Subsidiaries in non-cooperative jurisdictions that are tax resident in the United Kingdom
Grupo Santander also has two subsidiaries that were incorporated in offshore jurisdictions (one in Bermuda without activity and one in Guernsey with leasing activity) but are not deemed offshore entities because they only operate from and are tax resident in the UK and, thus, are subject to British tax law.
Additionally, a subsidiary incorporated in Guernsey but tax resident in the UK was liquidated in 2022.
iv. Other offshore holdings
From Brazil, Grupo Santander manages Santander Brazil Global Investment Fund SPC, a segregated portfolio company located in the Cayman Islands. Grupo Santander also has other non-controlling financial interest of a reduced amount in entities located in non-cooperative jurisdictions.
The European Union (EU)
As of February 2023, the EU blacklist comprises 16 jurisdictions where Santander is only present in The Bahamas. In this jurisdiction, Santander has two banks without third-party activity, Santander Bank & Trust Ltd. and Santander Investment Bank Limited, and one branch of the Swiss bank Banco Santander International SA.
These three entities have a total of 27 employees as of December 2022.

Additionally, the EU grey list comprises 18 jurisdictions which have sufficiently committed to adapt their legislation to international standards, subject to monitoring by the EU. Within these jurisdictions, Santander is mainly present in Hong Kong through a branch.
Organization for Economic Cooperation and Development (OECD)
Grupo Santander is not present in any jurisdictions non-compliant with both OECD standards on transparency and exchange of information for tax purposes (Automatic exchange of information standard -AEOI- and Exchange of information on request standard -EOIR-) according to the last annual report of the OECD Global forum on transparency and exchange of information for tax purposes released in November 2022.
However, the Group is present in The Bahamas and Chile. Although these territories have complete legal and regulatory frameworks in place for the application of the AEOI standard, they need to improve the effectiveness of this standard.
The Group's presence in offshore territories at the end of 2022 is as follows:

Presence of the Group in non-cooperative jurisdictions	Spanish legislation		Council of the EU blacklist		OECD[a]
	Sub.	Branch	Sub.	Branch	Sub.	Branch
Jersey	1	1
Isle of Man		1
Guernsey[b]
Bermuda[b]
Cayman Islands		1
The Bahamas			2	1
2022	1	3	2	1	—	—
2021[c]	1	3	3	1	—	—
aJurisdictions non-compliant with both OECD standards on transparency and exchange of information for tax purposes (AEOI and EOIR). Jersey, the Isle of Man and the Cayman Islands continue to fully comply with both OECD standards.
bAdditionally, there is one subsidiary constituted in Guernsey and one in Bermuda, but residents for tax purposes in the UK.
cIn 2021 The Bahamas was not included in the EU blacklist. One subsidiary in The Bahamas was merged in 2022.

Grupo Santander has the right mechanisms (risk management, supervision, verification and review plans, and regular reporting) to prevent reputational, tax and legal risk in entities resident in non-cooperative jurisdictions. Grupo Santander also maintains its policy of reducing the number of these entities.
PwC (PricewaterhouseCoopers) member firms audited the financial statements of Grupo Santander’s offshore entities in 2022, 2021 and 2020.